SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Use of Estimates
       The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, financial instruments, intangible assets and goodwill, useful lives of property and equipment and intangible assets, income taxes, contingencies, accounts receivable allowance, and impairment assessments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Comparative Figures

        Reclassifications have been made to the prior period consolidated balance sheet to conform to the current period presentation. Balances and cash flows related to assets held for sale (Note 7) are reclassified from their historical presentation to assets held for sale and liabilities related to assets held for sale and cash flows related to changes in assets held for sale and liabilities related to assets held for sale, respectively.

Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income, net in the accompanying consolidated statements of income.

Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 30.3727 to $1.00, the official exchange rate quoted by the Central Bank of the Russian Federation as of December 31, 2012. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

       The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users' internet preferences or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended only to certain sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues or accounts receivable in 2010, 2011, and 2012.

        Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, term deposits and debt securities, including notes linked to the sovereign credit ratings of Germany and the Netherlands. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

Revenue Recognition

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 998, RUR 1,916 and RUR 2,631 ($86.6) in 2010, 2011 and 2012, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

  Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

  Display Advertising

        The Company recognizes revenue from display advertising on its websites and on Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

Online Payment Commissions

        Yandex.Money earns commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction are recognized once the transaction is complete.

Cost of Revenues
       Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2010, 2011 and 2012, promotional and advertising expenses totaled approximately RUR 157, RUR 364 and RUR 900 ($29.6), respectively.

Government Funds Contributions

        The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a flat rate (26% in 2010 and 34% in 2011) of the annual compensation of each employee, not to exceed certain pre-determined amounts of compensation and a regressive rate (from 30% to 10% in 2012) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share Based Compensation

        The Company estimates the fair value of share options and share appreciation rights (together, "Share-Based Awards") that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The assumptions used in calculating the fair value of Share-Based Awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company's share-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected pre-vesting award forfeiture rate, as well as the probability that performance conditions that affect the vesting of certain awards will be achieved, and only recognizes expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of the Company's Share-Based Awards that are granted and cancelled before vesting. If the Company's actual forfeiture rate is materially different from the Company's original estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. Changes in the estimated forfeiture rate can have a significant effect on reported share-based compensation expense, as the effect of adjusting the forfeiture rate for all current and previously recognized expense for unvested awards is recognized in the period the forfeiture estimate is changed.

        The Company measures the fair value of restricted share units ("RSUs") on the fair market values of the underlying share on the dates of grant.

        Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award ("modification awards"). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

        The Company uses the "with and without" approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from share-based awards in additional paid-in capital, if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.

Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any. These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2010, 2011 and 2012 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's subsidiaries domiciled outside of Russia into Russian rubles.

        Accumulated other comprehensive income of RUR 1,828 as of December 31, 2011 and RUR 961 ($31.6) as of December 31, 2012 solely comprises cumulative foreign currency translation adjustments.

Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, funds receivable, loans to employees, accounts payable, accrued liabilities and funds payable and amounts due to customers. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, the host contract of the capital-protected index-linked note, accounts receivable, funds receivable, accounts payable, accrued liabilities and funds payable and amounts due to customers approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

Term Deposits
       Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Debt Securities

       As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for the capital protected index-linked note for which the host-contract is recorded at amortized cost and the embedded derivative component is recorded and presented at fair value. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings. The Company has no current requirement or intent to sell its debt securities as of December 31, 2012. The Company expects to recover up to (or beyond) the initial cost of investment for securities held.

Investments in Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income, net, line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company's marketable equity securities are classified as trading and are reported at fair value, with change in value recognized in net income.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Accounts Receivable, Net
       Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

Property and Equipment

       Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before the property, plant and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable. The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 0.9 to 15.0 years, with a weighted-average life of 6.14 years:

Estimated useful lives
Software	1.1 - 7.1 years
Customer relationships	1.1 - 15.0 years
Contracts with suppliers	0.9 - 5.9 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	1.1 - 2.0 years

Impairment of Long-lived Assets

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company has determined that there are no impairment losses in respect of goodwill for any of the periods covered by these financial statements.

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

        On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The adoption of this guidance did not have a significant impact on the Company's consolidated financial position, results of operations, cash flows, or disclosures.

  Effect of Recently Issued Accounting Pronouncements

        In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required. This guidance is effective January 1, 2013. The Company does not expect the adoption of this guidance to have a material impact on its financial statements.